Long-Term Debt (Details 5) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 New Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2012 The Royal Bank of Scotland New Credit Facilities	Jan. 24, 2011 Aegean Baltic Bank HSH Nordbank Piraeus Bank	Jun. 30, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2012 Aegean Baltic Bank HSH Nordbank Piraeus Bank New Credit Facilities	Jun. 30, 2012 Emporiki Bank of Greece S.A Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2012 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro Lloyds TSB National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2012 Deutsche Schiffsbank Credit Suisse Emporiki Bank Previously Existing Credit Facilities	Jun. 30, 2012 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2012 KEXIM Previously Existing Credit Facilities	Jun. 30, 2012 KEXIM ABN Amro Previously Existing Credit Facilities	Jun. 30, 2012 ABN Amro Club Facility New Credit Facilities	Jun. 30, 2012 Club Facility New Credit Facilities	Jun. 30, 2012 Citi-Eurobank New Credit Facilities	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro	Jun. 30, 2012 Sinosure CEXIM-Citi-ABN Amro New Credit Facilities	Jun. 30, 2012 Hyundai Samho Vendor New Credit Facilities
Long-Term Debt.
Aggregate exit fee payable on the common maturity date	$ 15,000,000
Exit fee recognized in long-term debt, net of current portion	2,505,000	1,592,000
Credit Facilities Summary Table
Outstanding Principal Amount			$ 424,800,000	$ 686,800,000	$ 100,000,000	$ 23,750,000	$ 658,200,000	$ 123,800,000	$ 156,800,000	$ 180,000,000	$ 221,100,000	$ 253,200,000	$ 298,500,000	$ 35,000,000	$ 44,500,000	$ 85,000,000	$ 37,100,000	$ 83,900,000	$ 80,000,000	$ 193,200,000	$ 193,200,000	$ 190,000,000